Schedule of Investments
(unaudited)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO A Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
4.78%, 10/20/34 ................ USD 5,000 $ 5,003,014
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
3.73%, 10/20/34 ................ 2,000 2,001,770
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.14%, 05/15/42
(a) (b)
.......... 8,516 8,512,468
AB Issuer LLC, Series 2026-1A, Class A2,
6.41%, 04/30/56
(b)
................. 404 401,373
ABFC Trust, Series 2007-WMC1, Class A2B,
(1-mo. CME Term SOFR at 1.00% Floor +
1.11%), 4.84%, 06/25/37
(a)
............ 1,363 1,162,987
Accredited Mortgage Loan Trust, Series 2006-1,
Class M2, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 1.37%, 04/25/36
(a)
...... 2,809 2,308,890
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 4.77%,
11/25/34
(a)
...................... 166 169,023
Acore Issuer LLC, Series 2026-FL1, Class A,
(1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.12%, 08/20/43
(a) (b)
.......... 2,000 1,999,991
ACREC LLC, Series 2026-FL5, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.02%, 07/18/43
(a) (b)
................ 2,000 2,001,631
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.12%, 08/18/44
(a) (b)
1,385 1,385,912
Affirm Master Trust
(b)
Series 2025-1A, Class B, 5.13%, 02/15/33 . 100 100,131
Series 2026-1A, Class A, 4.37%, 02/15/34 . 177 175,919
Series 2026-1A, Class B, 4.57%, 02/15/34 . 100 99,187
Series 2026-2A, Class A, 4.67%, 04/16/35 . 137 135,902
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class C, 0.00%, 09/27/60 . 3 3
Series 2021-C, Class C, 0.00%, 01/25/61 . 367 1,630,345
Series 2021-E, Class B3, 3.98%, 12/25/60
(a)
376 163,419
Series 2021-E, Class XS, 0.00%, 12/25/60
(a)
4,392 126,835
Series 2021-F, Class A, 5.87%, 06/25/61
(c)
. 1,205 1,205,634
Series 2021-F, Class B, 6.75%, 06/25/61
(c)
. 373 373,254
Series 2021-F, Class C, 0.00%, 06/25/61 .. 519 587,860
Series 2021-G, Class A, 5.87%, 06/25/61
(a)
1,029 1,029,716
Series 2021-G, Class B, 6.75%, 06/25/61
(a)
278 277,558
Series 2021-G, Class C, 0.00%, 06/25/61 . 457 506,129
ALLO Issuer LLC
(b)
Series 2026-1A, Class A2, 5.61%, 06/20/56 1,800 1,804,294
Series 2026-1A, Class B, 6.05%, 06/20/56 . 622 621,853
AMMC CLO 28 Ltd.
(a)(b)
Series 2024-28A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.65%, 07/17/39 ................ 1,000 1,002,193
Series 2024-28A, Class D1R, (3-mo. CME
Term SOFR at 3.00% Floor + 3.00%),
6.75%, 07/17/39 ................ 1,000 999,991
AMMC CLO 32 Ltd., Series 2025-32A, Class A1,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.11%, 10/17/38
(a) (b)
.......... 5,500 5,511,734
AMSR Trust, Series 2023-SFR2, Class F1,
3.95%, 06/17/40
(b)
................. 600 569,869
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.10%, 10/15/38
(a) (b)
2,000 2,003,326
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class BR3, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.46%, 10/27/38
(a) (b)
..... USD 5,000 $ 5,001,452
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 4.83%, 01/20/33
(a) (b)
.......... 111 110,885
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 5.59%,
01/20/41
(a) (b)
..................... 347 347,647
AREIT Ltd.
(a)(b)
Series 2025-CRE10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.07%, 12/17/29 ................ 1,000 1,000,784
Series 2026-CRE12, Class A, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.02%, 02/18/44 ................ 2,000 2,000,000
AREIT Trust, Series 2022-CRE6, Class A, (30-
day Average SOFR at 1.25% Floor + 1.25%),
4.87%, 01/20/37
(a) (b)
................ 95 94,909
Ares Loan Funding VI Ltd., Series 2024-ALF6A,
Class ER, (3-mo. CME Term SOFR at 6.42%
Floor + 6.42%), 10.17%, 07/15/39
(a) (b)
.... 1,000 1,001,898
Arini US CLO VI Ltd., Series 6A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
4.96%, 07/15/39
(a) (b)
................ 5,000 5,004,492
BARC, Series 2026-CES1, Class A1A, 4.84%,
01/25/56
(b) (c)
..................... 1,733 1,704,841
Battalion CLO XXIV Ltd., Series 2022-24A, Class
CR, (3-mo. CME Term SOFR at 2.25% Floor
+ 2.25%), 5.99%, 07/14/36
(a) (b)
......... 1,000 1,000,000
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.36%, 10/25/36 ................ 472 472,012
Series 2006-HE9, Class M1, (1-mo. CME
Term SOFR at 0.44% Floor + 0.55%),
4.27%, 11/25/36 ................ 582 590,032
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.16%, 03/25/37 ................ 655 645,023
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.12%, 03/25/37 ................ 360 340,393
Benefit Street Partners CLO IV Ltd., Series 2014-
IVA, Class DTR5, (3-mo. CME Term SOFR at
2.65% Floor + 2.65%), 6.38%, 10/20/38
(a) (b)
1,000 998,994
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.10%, 10/20/37
(a) (b)
1,000 1,001,499
Birch Grove CLO 8 Ltd., Series 2024-8A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 5.02%, 04/20/39
(a) (b)
......... 2,000 2,001,575
Bryant Park Funding Ltd., Series 2024-24A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.15%, 10/15/37
(a) (b)
..... 5,000 5,006,245
BSPDF Issuer LLC, Series 2026-FL3, Class A,
(1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.12%, 09/18/43
(a) (b)
.......... 1,000 1,001,746
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.31%, 10/18/42
(a) (b)
................ 2,124 2,128,034
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.93%, 04/20/39 ................ 3,000 2,999,985

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2026-2A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 4.82%,
04/20/39 ..................... USD 10,000 $ 9,996,070
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR at
0.50% Floor/14.50% Cap + 0.61%), 4.34%,
02/25/37
(a)
...................... 1,952 1,641,706
CarVal CLO I Ltd., Series 2018-1A, Class AR,
(3-mo. CME Term SOFR at 1.23% Floor +
1.23%), 5.02%, 07/16/31
(a) (b)
.......... 258 258,363
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at
0.93% Floor + 1.04%), 4.39%, 09/25/34
(a)
. 344 336,169
CIFC Funding, Series 2021-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.95%, 01/15/39
(a) (b)
.......... 4,000 4,000,018
CIFC Funding Ltd.
(a)(b)
Series 2014-4RA, Class BRR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.55%, 01/17/35 ................ 500 500,486
Series 2023-1A, Class D1R, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.35%, 10/15/38 ................ 1,375 1,376,620
Series 2023-2A, Class D1R, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.18%, 01/21/37 ................ 2,000 1,996,658
Series 2026-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%), 4.82%,
04/25/38 ..................... 5,000 4,997,704
Citigroup Mortgage Loan Trust, Series 2007-
AHL2, Class A3A, (1-mo. CME Term SOFR at
0.07% Floor + 0.18%), 3.91%, 05/25/37
(a)
. 2,849 1,902,480
College Avenue Student Loans LLC
(b)
Series 2021-B, Class C, 2.72%, 06/25/52 . 458 423,262
Series 2021-C, Class C, 3.06%, 07/26/55 . 97 89,190
Series 2023-A, Class A2, 5.33%, 05/25/55 . 180 178,782
Compass Datacenters Issuer II LLC, Series
2025-2A, Class A1, 4.93%, 11/25/50
(b)
.... 206 200,310
Compass Datacenters Issuer III LLC
(b)
Series 2025-3A, Class A2, 5.29%, 07/25/50 712 696,454
Series 2026-1A, Class A21, 4.90%, 02/25/56 1,248 1,216,224
Series 2026-1A, Class A22, 5.29%, 02/25/56 1,077 1,054,600
Series 2026-1A, Class A23, 5.44%, 02/25/56 119 115,793
Consolidated Communications LLC
(b)
Series 2025-4A, Class A2, 5.52%, 12/20/55 682 681,487
Series 2025-4A, Class B, 5.77%, 12/20/55 . 1,187 1,178,905
Series 2026-1A, Class A2, 5.08%, 03/20/56 100 97,535
Series 2026-1A, Class B, 5.42%, 03/20/56 . 1,000 971,318
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 5.56%,
05/25/32
(a)
...................... 934 926,628
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.18%,
07/25/37
(a) (b)
..................... 1,251 825,993
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (c)
............ 230 228,645
Crown Point CLO 8 Ltd., Series 2019-8A, Class
DR, (3-mo. CME Term SOFR at 3.96% Floor
+ 3.96%), 7.69%, 10/20/34
(a) (b)
......... 1,000 1,003,706
CWABS Asset-Backed Certificates Trust
(a)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 4.29%,
03/25/37 ..................... 1,584 1,719,971
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 4.18%,
05/25/47 ..................... USD 2,243 $ 2,169,418
Series 2006-26, Class M1, (1-mo. CME Term
SOFR at 0.38% Floor + 0.49%), 4.21%,
06/25/37 ..................... 912 870,544
Series 2007-BC3, Class 1A, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.20%, 11/25/47 ................ 468 448,790
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 4.74%,
11/25/34
(a)
...................... 8 7,656
D2 Multifamily Credit Issuer Ltd., Series 2026-
FL1, Class A, (1-mo. CME Term SOFR at
1.45% Floor + 1.45%), 5.12%, 11/19/43
(a) (b)
2,000 2,001,476
DB Master Finance LLC, Series 2025-1A, Class
A2I, 4.89%, 08/20/55
(b)
.............. 101 99,801
Deephaven Residential Mortgage Trust
(b)(c)
Series 2025-CES1, Class A1A, 5.22%,
10/25/55 ..................... 599 594,063
Series 2026-CES1, Class A1A, 5.31%,
03/25/61 ..................... 1,896 1,883,170
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.99%, 01/15/39
(a) (b)
..... 10,000 10,010,901
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 5.03%, 04/15/39
(a) (b)
..... 5,000 5,009,995
DigitalBridge Issuer LLC, Series 2026-1A, Class
A2, 6.33%, 06/25/56
(b)
.............. 962 955,512
Dryden 106 CLO Ltd., Series 2022-106A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.11%, 10/15/37
(a) (b)
......... 5,000 5,004,993
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.03%, 04/15/31
(a) (b)
.......... 19 18,558
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R2, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.12%, 10/15/37
(a) (b)
..... 5,000 5,008,575
Dwight 2026-Fl2 Issuer LLC, Series 2026-FL2,
Class A, (1-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 01/18/44
(a) (b)
..... 6,000 6,003,565
EDvestinU Private Education Loan Issue
No. LLC, Series 2021-A, Class A, 1.80%,
11/25/45
(b)
...................... 198 185,232
Empower CLO Ltd., Series 2023-2A, Class AR,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.07%, 10/15/38
(a) (b)
.......... 3,500 3,506,610
FIGRE Trust
(a)(b)
Series 2026-EXP1, Class A, 5.76%, 06/25/56 1,000 998,686
Series 2026-HE4, Class A, 5.30%, 05/25/56 1,867 1,846,808
Ford Credit Auto Owner Trust, Series 2025-1,
Class B, 5.01%, 08/15/37
(b) (c)
.......... 232 232,850
Foundation Finance Trust
(b)
Series 2021-1A, Class A, 1.27%, 05/15/41 . 342 326,967
Series 2024-1A, Class A, 5.50%, 12/15/49 . 164 165,515
Series 2024-2A, Class B, 4.93%, 03/15/50 . 621 615,892
Series 2025-1A, Class A, 4.95%, 04/15/50 . 129 128,619
Series 2025-1A, Class D, 6.09%, 04/15/50 . 174 173,499
Series 2025-2A, Class D, 5.68%, 04/15/52 . 181 178,664
Series 2025-2A, Class E, 8.35%, 04/15/52 . 261 261,547
Series 2025-3A, Class A, 4.56%, 08/15/52 . 179 176,494
Series 2025-3A, Class B, 4.87%, 08/15/52 . 97 95,960
Series 2025-3A, Class C, 5.07%, 08/15/52 . 220 217,844

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC, Series 2026-FL11, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.12%, 01/19/44
(a) (b)
.......... USD 939 $ 940,753
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
...................... 124 125,910
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 . 559 558,171
Series 2025-1A, Class A, 5.38%, 02/20/49 . 427 426,093
Series 2025-1A, Class B, 6.27%, 02/20/49 . 171 171,230
Series 2025-2A, Class A, 5.32%, 06/20/49 . 311 308,819
Series 2025-2A, Class B, 5.98%, 06/20/49 . 609 606,310
Series 2025-3A, Class A, 5.00%, 10/20/49 . 263 258,762
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class B, 5.26%, 10/27/59 .. 1,124 1,123,999
Series 2024-2, Class D, 6.43%, 10/27/59 .. 155 156,509
Series 2025-1A, Class A4, 5.22%, 03/25/60 41 41,407
Series 2025-3A, Class A3, 4.52%, 12/27/60 87 86,474
Series 2026-REV1, Class A, 4.93%, 05/15/41 962 959,175
Series 2026-REV1, Class C, 5.45%, 05/15/41 696 691,388
Series 2026-REV1, Class D, 5.89%, 05/15/41 696 691,437
GreenSky Home Improvement Trust, Series
2024-1, Class B, 5.87%, 06/25/59
(b)
..... 213 214,951
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.46%, 10/15/42
(a) (b)
1,125 1,128,210
GS Mortgage-Backed Securities Trust, Series
2026-CES2, Class A1A, 5.23%, 06/25/56
(b) (c)
1,891 1,875,501
GSAA Home Equity Trust
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.20%,
03/25/36
(a)
.................... 90 24,292
Series 2007-9, Class A2A, 6.50%, 10/25/37 817 423,248
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
3.98%, 03/25/47
(a)
................. 1,788 935,716
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.14%, 05/25/37
(a)
.......... 2,034 1,790,030
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
........... 1,787 1,650,436
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2, Class B2, (30-day Average
SOFR at 0.00% Floor + 1.20%), 4.82%,
09/20/33
(a) (b)
..................... 173 173,790
INCREF LLC
(a)(b)
Series 2025-FL1, Class A, (1-mo. CME Term
SOFR at 1.73% Floor + 1.73%), 5.40%,
10/19/42 ..................... 590 591,404
Series 2026-FL2, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.12%,
12/19/43 ..................... 2,000 2,002,789
Series 2026-FL3, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
01/19/44 ..................... 1,000 1,001,135
Iskandar Enterprise LLC
(b)
Series 2026-1A, Class A21, 5.05%, 04/17/56 2,335 2,284,855
Series 2026-1A, Class A22, 5.34%, 04/17/56 280 274,770
Series 2026-1A, Class A23, 5.54%, 04/17/56 163 159,838
Jersey Mike's Funding LLC, Series 2026-1A,
Class A2II, 5.48%, 02/15/56
(b)
......... 412 402,773
Kennedy Lewis CLO 12 Ltd., Series 2023-12A,
Class AR, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.06%, 07/20/38
(a) (b)
..... 2,000 2,003,692
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 23 Ltd., Series 23, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.23%, 04/20/36
(a) (b)
................ USD 5,000 $ 4,996,500
KKR Financial CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R3, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.00%, 10/15/38 ................ 2,500 2,501,872
Series 2013-1A, Class BR3, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.40%, 10/15/38 ................ 1,000 1,000,850
LCM 34 Ltd., Series 34A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%), 5.43%,
10/20/34
(a) (b)
..................... 1,000 999,980
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
.......... 957 934,577
Lendmark Funding Trust
(b)
Series 2021-2A, Class A, 2.00%, 04/20/32 . 600 584,757
Series 2024-2A, Class B, 4.86%, 02/21/34 . 495 490,028
Series 2025-1A, Class A, 4.94%, 09/20/34 . 149 148,860
Series 2025-1A, Class B, 5.33%, 09/20/34 . 164 164,286
Series 2025-1A, Class C, 5.68%, 09/20/34 . 110 110,389
Series 2025-3A, Class A, 4.51%, 05/21/35 . 211 207,722
Series 2025-3A, Class C, 5.04%, 05/21/35 . 114 110,965
Series 2026-1A, Class A, 4.80%, 11/20/35 . 458 452,629
Series 2026-1A, Class C, 5.40%, 11/20/35 . 546 538,566
LMDV Issuer Co. LLC
(b)
Series 2025-1A, Class B, 5.90%, 12/15/55 . 667 663,041
Series 2026-1A, Class A2, 5.38%, 07/17/56 2,536 2,517,377
Series 2026-1A, Class B, 5.91%, 07/17/56 . 921 913,741
Lodi Park CLO Ltd., Series 2024-1A, Class D1,
(3-mo. CME Term SOFR at 3.00% Floor +
3.00%), 6.73%, 07/21/37
(a) (b)
.......... 2,000 1,999,915
Long Beach Mortgage Loan Trust
(a)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.44%,
02/25/36 ..................... 575 513,556
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.14%,
06/25/36 ..................... 951 436,449
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.14%,
07/25/36 ..................... 2,716 1,075,113
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.16%,
08/25/36 ..................... 4,386 1,719,373
Series 2006-9, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.16%,
10/25/36 ..................... 2,773 842,892
Series 2006-11, Class 2A4, (1-mo. CME Term
SOFR at 0.46% Floor + 0.57%), 4.30%,
12/25/36 ..................... 2,018 677,120
M&T Bank RV Trust, Series 2026-1A, Class A,
4.35%, 01/15/46
(b)
................. 87 84,801
Mariner Finance Issuance Trust
(b)
Series 2021-AA, Class D, 3.83%, 03/20/36 381 368,898
Series 2021-BA, Class A, 2.10%, 11/20/36 . 425 417,197
Series 2024-BA, Class D, 6.36%, 11/20/38 210 211,472
Series 2025-AA, Class A, 4.98%, 05/20/38 . 372 371,375
Series 2025-AA, Class C, 5.69%, 05/20/38 200 199,904
Series 2025-BA, Class A, 4.59%, 11/22/38 . 100 98,780
Series 2026-AA, Class A, 5.01%, 05/20/39 . 689 686,433
Mercury Financial Credit Card Master Trust,
Series 2026-2A, Class A, 5.07%, 06/21/32
(b)
509 505,287

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1, Series 2024-FL16, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%), 5.21%,
11/18/39
(a) (b)
..................... USD 2,725 $ 2,728,961
MF1 LLC, Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.15% Floor + 2.15%),
5.82%, 06/19/37
(a) (b)
................ 498 498,238
Morgan Stanley Capital I, Inc., Trust, Series
2006-NC2, Class M1, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 4.38%,
02/25/36
(a)
...................... 789 801,767
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.14%,
07/25/36
(a)
...................... 380 143,627
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
............... 29 25,148
Mtp Abs Funding LLC
(b)
Series 2026-1A, Class A2, 5.20%, 04/25/56 278 274,950
Series 2026-1A, Class B, 5.88%, 04/25/56 . 1,580 1,568,777
Navient Education Loan Trust
(b)
Series 2025-A, Class B, 5.32%, 07/15/55 .. 160 159,237
Series 2025-A, Class D, 6.03%, 07/15/55 . 819 817,154
Series 2026-A, Class A, 4.86%, 09/15/56 .. 417 411,319
Series 2026-A, Class B, 5.06%, 09/15/56 .. 702 688,809
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 4.69%, 11/15/68
(a) (b)
212 211,450
Navient Private Education Refi Loan Trust
(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59 98 95,668
Series 2020-CA, Class A2A, 2.15%, 11/15/68 255 246,288
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.79%,
04/15/69
(a)
.................... 412 410,535
Series 2021-EA, Class A, 0.97%, 12/16/69 . 615 545,720
Series 2021-EA, Class B, 2.03%, 12/16/69 760 539,197
Navient Refinance Loan Trust, Series 2025-C,
Class A, 4.80%, 10/15/55
(b)
........... 78 76,900
Navient Student Loan Trust
(b)
Series 2018-EA, Class B, 4.44%, 12/15/59 251 245,794
Series 2019-BA, Class A2B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.09%),
4.77%, 12/15/59
(a)
............... 240 239,307
Series 2023-BA, Class A1A, 6.48%, 03/15/72 60 61,216
Nelnet Student Loan Trust
(b)
Series 2021-A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 1.14%), 4.81%,
04/20/62
(a)
.................... 880 880,657
Series 2021-A, Class B1, 2.85%, 04/20/62 . 250 223,745
Series 2021-A, Class C, 3.75%, 04/20/62 . 170 149,504
Series 2021-BA, Class C, 3.57%, 04/20/62 170 147,558
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.85%),
4.52%, 04/20/62
(a)
............... 210 208,681
Series 2021-CA, Class B, 2.53%, 04/20/62 269 235,351
Series 2021-CA, Class D, 4.44%, 04/20/62 362 315,810
Series 2021-DA, Class B, 2.90%, 04/20/62 700 622,239
Series 2025-AA, Class A1B, (30-day Average
SOFR at 0.00% Floor + 1.10%), 4.73%,
03/15/57
(a)
.................... 240 238,460
Series 2025-BA, Class A1B, (30-day Average
SOFR at 0.00% Floor + 1.35%), 4.98%,
05/17/55
(a)
.................... 257 258,168
Series 2025-BA, Class B, 4.98%, 05/17/55 176 173,117
Series 2025-BA, Class C, 5.38%, 05/17/55 100 96,650
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-CA, Class A1B, (30-day Average
SOFR at 1.35% Floor + 1.35%), 4.97%,
06/22/65
(a)
.................... USD 90 $ 90,194
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class D1R2, (3-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 6.45%,
04/15/39
(a) (b)
..................... 3,000 2,995,089
Neuberger Berman Loan Advisers CLO 30 Ltd.,
Series 2018-30A, Class A1R2, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 4.97%,
01/20/37
(a) (b)
..................... 2,000 2,000,964
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
... 2,739 2,703,766
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(b) (c)
..................... 804 798,805
OCP CLO Ltd., Series 2024-32A, Class CR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.70%), 5.45%, 07/23/39
(a) (b)
.......... 2,000 2,001,976
Octagon Investment Partners 32 Ltd., Series
2017-1A, Class A1R3, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.13%,
10/31/37
(a) (b)
..................... 5,000 5,009,355
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class C, 3.66%, 10/14/36 . 300 289,518
Series 2020-2A, Class D, 3.45%, 09/14/35 . 750 726,100
Series 2023-2A, Class C, 6.74%, 09/15/36 . 100 102,168
Series 2023-2A, Class D, 7.52%, 09/15/36 . 880 901,722
Series 2024-1A, Class B, 6.03%, 05/14/41 . 200 205,551
Series 2025-1A, Class D, 5.79%, 07/14/38 . 415 413,573
Series 2026-1A, Class B, 5.20%, 07/14/39 . 100 99,531
Series 2026-1A, Class C, 5.40%, 07/14/39 . 280 279,144
Option One Mortgage Loan Trust
(c)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ..................... 807 701,313
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ..................... 405 397,325
Palmer Square CLO Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.98%, 10/20/38
(a) (b)
......... 2,000 2,002,558
Perimeter Master Note Business Trust
(b)
Series 2026-1A, Class A, 6.01%, 01/15/32 . 499 497,664
Series 2026-1A, Class B, 6.50%, 01/15/32 . 100 99,641
Series 2026-1A, Class C, 8.73%, 01/15/32 . 100 99,652
Series 2026-1A, Class D, 11.51%, 01/15/32 100 99,632
PFS Financing Corp., Series 2025-B, Class B,
5.14%, 02/15/30
(b)
................. 484 485,152
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
....... 156 151,716
Point Broadband Funding LLC, Series 2025-1A,
Class B, 5.73%, 07/20/55
(b)
........... 293 289,112
Progress Residential Trust
(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40 1,237 1,201,567
Series 2021-SFR11, Class F, 4.42%, 01/17/39 2,000 1,927,369
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,401,449
Series 2022-SFR3, Class F, 6.60%, 04/17/39 1,000 996,691
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ..................... 925 920,138
Series 2026-SFR1, Class E, 4.10%, 02/17/43 1,000 910,509
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.34%, 03/19/43
(a) (b)
.......... 1,000 1,000,928
QTS Issuer ABS II LLC
(b)
Series 2025-1A, Class A2, 5.04%, 10/05/55 1,203 1,163,760
Series 2026-1A, Class B, 6.73%, 01/05/56 . 56 55,224
Series 2026-2A, Class A2, 5.85%, 01/05/56 72 69,568

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2026-4A, Class A2, 5.70%, 03/05/56 USD 769 $ 757,334
Series 2026-5A, Class A2, 6.18%, 03/06/56 192 191,104
Series 2026-6A, Class A22, 5.68%, 07/05/56 290 287,620
Series 2026-7A, Class A22, 5.93%, 07/05/56 1,072 1,050,580
RAAC Trust, Series 2006-SP3, Class M3, (1-mo.
CME Term SOFR at 1.35% Floor/14.00% Cap
+ 1.46%), 5.19%, 08/25/36
(a)
.......... 1,144 1,190,987
Race Point X CLO Ltd., Series 2016-10A, Class
B2R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.91%), 5.72%, 07/25/31
(a) (b)
......... 320 320,015
RASC Trust, Series 2006-EMX9, Class 1A4, (1-
mo. CME Term SOFR at 0.24% Floor/14.00%
Cap + 0.35%), 4.32%, 11/25/36
(a)
....... 1,082 885,022
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 4.98%, 03/25/38
(a) (b)
.......... 1,400 1,398,242
Regional Management Issuance Trust
(b)
Series 2024-1, Class B, 6.45%, 07/15/36 .. 200 202,431
Series 2024-1, Class D, 7.46%, 07/15/36 .. 205 208,525
Series 2024-2, Class A, 5.11%, 12/15/33 .. 525 525,774
Series 2024-2, Class B, 5.49%, 12/15/33 .. 444 444,981
Series 2024-2, Class C, 5.74%, 12/15/33 .. 170 170,408
Series 2024-2, Class D, 6.33%, 12/15/33 .. 250 250,779
Series 2025-1, Class B, 5.53%, 04/17/34 .. 110 110,416
Series 2025-2, Class A, 4.59%, 11/16/37 .. 131 129,969
Republic Finance Issuance Trust
(b)
Series 2024-A, Class C, 7.28%, 08/20/32 . 210 210,235
Series 2025-A, Class A, 4.59%, 11/20/34 .. 230 226,822
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
...................... 156 151,602
RR 44 Ltd., Series 2026-44A, Class A1A, (3-mo.
CME Term SOFR at 1.17% Floor + 1.17%),
4.92%, 04/15/41
(a) (b)
................ 5,000 4,997,513
RR 5 Ltd., Series 2018-5A, Class A1A2, (3-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.82%, 07/15/39
(a) (b)
................ 1,000 999,900
Sandstone Peak III Ltd., Series 2024-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 5.11%, 04/25/37
(a) (b)
......... 4,500 4,504,678
Scooters Coffee Issuer LLC, Series 2026-1A,
Class A2, 6.38%, 05/20/56
(b)
.......... 448 442,412
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.10%, 07/22/38
(a) (b)
.......... 2,000 2,003,486
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor + 0.65%),
4.38%, 02/25/37
(a)
................. 1,776 698,105
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
................. 160 155,762
Shentel Issuer LLC, Series 2025-1A, Class A2,
5.64%, 12/20/55
(b)
................. 1,500 1,501,842
Silver Point CLO 11 Ltd., Series 2025-11A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.10%, 07/15/38
(a) (b)
.......... 1,000 1,001,022
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.06%, 10/15/38
(a) (b)
.......... 2,000 2,003,584
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.15%, 10/15/37
(a) (b)
.......... 1,000 1,001,855
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.11%, 01/15/38
(a) (b)
.......... 1,750 1,753,064
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.00%, 10/17/38
(a) (b)
..... USD 2,000 $ 2,002,592
Sixth Street CLO XXII Ltd., Series 2023-22A,
Class AR, (3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.86%, 04/21/38
(a) (b)
..... 3,000 2,994,005
SLM Private Credit Student Loan Trust, Series
2004-B, Class A4, (3-mo. CME Term SOFR at
0.00% Floor + 0.69%), 4.36%, 09/15/33
(a)
. 405 400,688
SMB Private Education Loan Trust
(b)
Series 2017-B, Class B, 3.50%, 12/16/41 .. 362 357,233
Series 2018-A, Class A2A, 3.50%, 02/15/36 95 94,704
Series 2018-C, Class A2A, 3.63%, 11/15/35 102 101,897
Series 2019-B, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.11%), 4.79%,
06/15/37
(a)
.................... 159 158,738
Series 2019-B, Class B, 3.56%, 06/15/43 .. 406 386,494
Series 2020-B, Class B, 2.76%, 07/15/53 .. 250 226,524
Series 2021-A, Class A2A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 4.52%,
01/15/53
(a)
.................... 374 370,685
Series 2021-A, Class APL, (1M Sofr FWD +
0.84%), 4.47%, 01/15/53
(a)
......... 227 225,011
Series 2021-A, Class B, 2.31%, 01/15/53 .. 41 39,804
Series 2021-A, Class C, 2.99%, 01/15/53 . 111 95,664
Series 2021-C, Class B, 2.30%, 01/15/53 . 41 39,635
Series 2023-B, Class A1B, (30-day Average
SOFR at 1.80% Floor + 1.80%), 5.43%,
10/16/56
(a)
.................... 144 146,154
Series 2023-C, Class A1B, (30-day Average
SOFR at 1.55% Floor + 1.55%), 5.17%,
11/15/52
(a)
.................... 96 96,342
Series 2024-A, Class B, 5.88%, 03/15/56 .. 800 805,068
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 .. 104 104,475
Series 2025-1, Class B, 5.12%, 02/27/34 .. 100 100,385
Series 2026-B, Class A, 4.40%, 02/25/36 .. 349 348,589
Series 2026-B, Class B, 4.90%, 02/25/36 .. 48 47,647
Series 2026-B, Class C, 5.20%, 02/25/36 . 48 47,695
Series 2026-B, Class D, 5.56%, 02/25/36 . 48 47,750
SoFi Professional Loan Program LLC, Series
2019-C, Class BFX, 3.05%, 11/16/48
(b)
... 373 334,650
SoFi Professional Loan Program Trust, Series
2021-B, Class AFX, 1.14%, 02/15/47
(b)
... 178 154,366
Sound Point CLO VI-R Ltd., Series 2014-2RA,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 5.24%, 10/20/31
(a) (b)
..... 353 353,334
Sound Point CLO V-R Ltd., Series 2014-1RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.14%, 07/18/31
(a) (b)
..... 29 28,532
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.14%, 04/18/31
(a) (b)
..... 255 255,090
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
........... 68 66,878
Structured Asset Securities Corp. Mortgage Loan
Trust, Series 2007-MN1A, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor + 0.57%),
4.30%, 01/25/37
(a) (b)
................ 1,000 564,797
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
................. 147 144,629
Symphony CLO 43 Ltd., Series 2024-43A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.98%, 04/15/37
(a) (b)
......... 1,000 1,000,366

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO 44 Ltd., Series 2024-44A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor
+ 1.60%), 5.34%, 07/14/37
(a) (b)
......... USD 1,000 $ 1,002,760
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
.............. 219 214,544
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR2, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.58%, 07/29/35
(a) (b)
......... 1,000 994,322
TCI-Symphony CLO Ltd., Series 2017-1A, Class
D, (3-mo. CME Term SOFR at 0.00% Floor +
3.66%), 7.41%, 07/15/30
(a) (b)
.......... 1,000 1,000,097
Towd Point Mortgage Trust, Series 2026-FIX2,
Class A1A, 5.31%, 04/25/66
(b) (c)
........ 1,118 1,109,670
Trestles CLO VIII Ltd., Series 2025-8A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.93%, 07/20/39
(a) (b)
......... 5,000 4,999,270
Trimaran Cavu Ltd., Series 2021-2A, Class AR,
(3-mo. CME Term SOFR at 1.02% Floor +
1.02%), 4.83%, 10/25/34
(a) (b)
.......... 5,000 5,002,466
Trinitas CLO XX Ltd., Series 2022-20A, Class
D1R, (3-mo. CME Term SOFR at 3.00% Floor
+ 3.00%), 6.73%, 07/20/35
(a) (b)
......... 1,000 1,001,471
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
D1, (3-mo. CME Term SOFR at 3.40% Floor +
3.40%), 7.15%, 07/23/37
(a) (b)
.......... 740 740,000
Trinitas CLO XXXVI Ltd., Series 2026-36A, Class
D1, (3-mo. CME Term SOFR at 2.80% Floor +
2.80%), 0.00%, 08/12/39
(a) (b)
.......... 1,000 1,000,000
Truist Bank Auto Credit-Linked Notes, Series
2026-1, Class B, 5.07%, 06/26/34
(b)
..... 278 276,561
UPG HI Issuer Trust
(b)
Series 2025-2, Class A, 5.00%, 09/25/47 .. 72 72,069
Series 2026-1, Class A, 5.03%, 02/25/48 .. 226 225,332
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32 56 56,100
Series 2025-ST5, Class B, 5.25%, 09/15/32 144 143,318
Series 2025-ST6, Class B, 5.10%, 10/15/32 211 209,554
Series 2025-ST7, Class A, 4.55%, 11/15/32 41 40,995
Series 2025-ST8, Class C, 5.25%, 12/15/33 228 225,642
Series 2026-ST2, Class A, 4.41%, 06/15/34 819 817,830
Series 2026-ST2, Class B, 5.43%, 06/15/34 1,000 998,451
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
................. 147 145,998
US Bank NA, Series 2026-RVM1, Class B1,
4.96%, 12/25/46
(b)
................. 221 216,874
VB-S1 Issuer LLC
(b)
Series 2026-1A, Class C2, 4.69%, 03/15/56 367 355,679
Series 2026-1A, Class F, 6.84%, 03/15/56 . 747 746,588
Vista Point Securitization Trust
(b)(c)
Series 2025-CES3, Class A1, 5.30%,
11/25/55 ..................... 660 654,625
Series 2026-CES1, Class A2, 5.23%,
02/25/56 ..................... 1,000 977,634
Series 2026-CES2, Class A1, 5.42%,
05/25/56 ..................... 1,938 1,932,636
VMC Finance LLC, Series 2026-FL6, Class A,
(1-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 11/19/43
(a) (b)
.......... 2,000 2,002,136
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class CRR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
6.83%, 04/20/34 ................ 1,000 1,000,434
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.75%,
07/15/34 ..................... 1,135 1,135,017
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
4.14%, 01/25/37 ................ USD 1,091 $ 480,379
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.04%, 02/25/37 ................ 2,780 809,039
Series 2007-HE2, Class 2A3, (1-mo. CME
Term SOFR at 0.61% Floor + 0.61%),
4.34%, 04/25/37 ................ 1,236 430,955
Wireless PropCo Funding LLC
(b)
Series 2025-1A, Class A2, 4.07%, 06/25/55 2,103 1,987,727
Series 2025-1A, Class B, 4.30%, 06/25/55 . 448 419,345
Total Asset-Backed Securities — 38 .1%
(Cost: $ 339,595,954 ) .............................. 341,536,944
Floating Rate Loan Interests
IT Services — 0.0%
CoreWeave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan , 11/17/31
(a) (d)
... 41 41,084
Total Floating Rate Loan Interests — 0.0%
(Cost: $ 41,112 ) .................................. 41,084
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 21.7%
A&D Mortgage Trust, Series 2026-NQM3, Class
A1, (1-mo. CME Term SOFR + 1.15%),
5.08%, 04/25/71
(a) (b)
................ 1,947 1,927,938
ACRA Trust
(a)(b)
Series 2024-NQM1, Class B1, 8.15%,
10/25/64 ..................... 1,000 1,011,711
Series 2024-NQM1, Class M1B, 7.19%,
10/25/64 ..................... 1,000 1,010,260
Adjustable Rate Mortgage Trust, Series 2007-1,
Class 4A1, 5.42%, 03/25/37
(a)
......... 1,383 880,879
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ..................... 1,033 486,875
Series 2005-55CW, Class 2A3, (1-mo. CME
Term SOFR at 0.35% Floor/7.50% Cap +
0.46%), 4.19%, 11/25/35
(a)
......... 534 393,443
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor/5.50% Cap +
0.66%), 4.39%, 01/25/36
(a)
......... 1,663 771,684
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor/7.00% Cap +
0.45%), 4.18%, 02/25/37
(a)
......... 1,502 580,155
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ..................... 1,937 655,474
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,668 574,290
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,494 779,711
Series 2007-19, Class 1A34, 6.00%, 08/25/37 734 343,141
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 4.34%, 10/25/46
(a)
. 1,114 718,419
Angel Oak Mortgage Trust, Series 2021-5, Class
A1, 0.95%, 07/25/66
(a) (b)
............. 2,379 2,054,537
Arroyo Mortgage Trust, Series 2020-1, Class M1,
4.28%, 03/25/55
(b)
................. 395 356,567
Aspire Mortgage Trust, Series 2026-2, Class A1,
5.33%, 04/26/66
(a) (b)
................ 1,921 1,908,033

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.48%, 10/25/35
(a)
......... USD 54 $ 50,958
Barclays Mortgage Loan Trust
(a)(b)
Series 2025-NQM3, Class A1, 5.64%,
05/25/65 ..................... 1,369 1,367,669
Series 2026-NQM2, Class B1, 6.37%,
12/25/65 ..................... 1,500 1,459,834
Series 2026-NQM5, Class B1, 6.58%,
05/25/66 ..................... 1,500 1,459,221
Barclays Mortgage Trust
(b)
  0.00%, 11/25/51
(a)
................ 6 5,760
Series 2021-NPL1, Class C, 0.00%, 11/25/51 64 368,256
BCAP LLC Trust
(a)(b)
Series 2012-RR3, Class 3A8, 3.77%,
07/26/37 ..................... 1,067 975,083
Series 2015-RR5, Class 2A3, 3.95%,
01/26/46 ..................... 761 715,951
Bear Stearns ALT-A Trust, Series 2007-1,
Class 1A1, (1-mo. CME Term SOFR at
0.32% Floor/11.50% Cap + 0.43%), 4.16%,
01/25/47
(a)
...................... 484 453,434
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 7.96%,
09/25/63
(a)
.................... 500 498,265
Series 2025-NQM2, Class B1, 7.27%,
11/25/64
(a)
.................... 500 507,952
Series 2025-NQM2, Class B2, 7.27%,
11/25/64
(a)
.................... 500 503,549
Series 2025-NQM6, Class A1, 5.33%,
06/25/65
(c)
.................... 530 527,063
Series 2026-NQM2, Class A1LC, 4.77%,
11/25/65
(c)
.................... 480 471,258
Series 2026-NQMR1, Class A1, 5.39%,
08/25/62
(a)
.................... 1,930 1,917,838
CFMT LLC
(a)(b)
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ..................... 236 230,394
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ..................... 459 446,534
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36 1,127 394,612
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,608 767,028
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,884 1,074,736
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 .................. 1,865 534,801
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 15 14,311
Series 2006-17, Class A6, 6.00%, 12/25/36 1,002 425,773
Series 2006-21, Class A11, 5.75%, 02/25/37 1,152 448,708
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.36%,
04/25/46
(a)
.................... 1,242 314,425
Series 2007-8, Class 1A4, 6.00%, 01/25/38 321 128,292
CIM Trust
(a)(b)
Series 2019-J2, Class B6, 3.76%, 10/25/49 1,825 944,993
Series 2025-I1, Class B1B, 7.49%, 10/25/69 1,000 999,131
Citigroup Mortgage Loan Trust
(a)
Series 2004-UST1, Class A4, 6.31%,
08/25/34 ..................... 208 198,005
Series 2007-6, Class 1A2A, 3.84%, 03/25/37 1,197 875,695
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
735 709,905
CitiMortgage Alternative Loan Trust, Series 2007-
A5, Class 1A6, 6.00%, 05/25/37 ........ 1,158 1,059,456
CLIP Trust, Series 2026-NQM1, Class A1,
5.22%, 05/25/71
(a) (b)
................ 1,923 1,907,613
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
(b)
Series 2022-3, Class B2, 4.21%, 02/25/67
(a)
USD 1,631 $ 1,331,896
Series 2024-INV4, Class B1, 7.15%,
05/25/69
(a)
.................... 500 501,046
Series 2025-6, Class A1, 5.53%, 08/25/70
(c)
619 619,597
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
316 316,172
Series 2025-INV2, Class B1, 7.07%,
02/25/70
(a)
.................... 369 368,383
Series 2026-2, Class B1, 6.16%, 03/25/71
(a)
500 487,020
Series 2026-4, Class A1, 5.29%, 06/25/71
(a)
1,718 1,711,707
Cross
(a)(b)
Series 2026-NQM6, Class A1, 5.27%,
05/25/71 ..................... 1,929 1,915,870
Series 2026-NQM6, Class B1, 6.85%,
05/25/71 ..................... 1,500 1,470,689
Cross Mortgage Trust
(b)
Series 2025-H1, Class B1A, 6.83%,
02/25/70
(a)
.................... 253 254,231
Series 2025-H2, Class B1B, 7.63%,
03/25/70
(a)
.................... 400 399,797
Series 2025-H6, Class A1B, 5.18%,
07/25/70
(c)
.................... 1,996 1,979,695
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(c)
.................... 1,858 1,836,459
Series 2026-NQM5, Class A1, 5.09%,
03/25/71
(a)
.................... 1,955 1,935,282
Series 2026-NQM5, Class B1, 6.80%,
03/25/71
(a)
.................... 666 654,255
Series 2026-NQM7, Class B1, 6.95%,
06/25/71
(a)
.................... 1,460 1,444,079
Series 2026-NQM8, Class A1, 5.58%,
07/25/71
(a)
.................... 4,984 4,979,109
Series 2026-NQM9, Class B1, 7.03%,
08/25/71
(a)
.................... 1,000 991,588
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ..................... 396 405,691
Series 2015-4R, Class 1A4, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%), 3.44%,
10/27/36
(a)
.................... 1,812 1,178,481
Series 2015-6R, Class 5A2, (1-mo. CME Term
SOFR at 0.18% Floor + 0.29%), 4.02%,
03/27/36
(a)
.................... 1,184 986,934
Series 2022-ATH2, Class A1, 5.14%,
05/25/67
(a)
.................... 729 726,676
Deephaven Residential Mortgage Trust
(a)(b)
Series 2021-3, Class B1, 3.27%, 08/25/66 . 1,000 752,241
Series 2025-INV1, Class A1, 5.09%, 11/25/60 788 780,684
Series 2025-INV1, Class B2, 7.25%, 11/25/60 500 491,798
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(a) (b)
... 1,770 826,433
Ellington Financial Mortgage Trust
(b)
Series 2020-2, Class M1, 2.80%, 10/25/65
(a)
170 155,505
Series 2023-1, Class B1, 6.60%, 02/25/68
(a)
1,000 995,572
Series 2025-INV1, Class B1, 7.18%,
03/25/70
(a)
.................... 265 264,286
Series 2025-NQM3, Class A1, 5.49%,
08/25/70
(c)
.................... 573 573,154
Series 2025-NQM5, Class A1, 5.03%,
11/25/70
(a)
.................... 1,051 1,042,787
Series 2026-INV2, Class B1, 6.23%,
02/25/71
(a)
.................... 1,200 1,167,955
Series 2026-NQM1, Class A1, 4.77%,
02/25/71
(a)
.................... 1,414 1,395,441

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GCAT Trust
(b)
Series 2022-NQM2, Class M1, 4.19%,
02/25/67
(a)
.................... USD 1,000 $ 813,184
Series 2025-NQM3, Class A1, 5.55%,
05/25/70
(c)
.................... 582 581,315
Series 2025-NQM4, Class A1, 5.53%,
06/25/70
(c)
.................... 578 576,492
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(c)
.................... 630 622,591
Series 2025-NQM2, Class A1, 5.65%,
06/25/65
(c)
.................... 333 332,707
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
.................... 431 426,516
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(c)
.................... 673 646,592
Series 2026-DSC1, Class B1, 6.27%,
05/25/66
(a)
.................... 750 732,941
Series 2026-DSC2, Class B1, 6.89%,
09/25/66
(a)
.................... 1,000 989,529
Series 2026-NQM3, Class A1, 5.22%,
05/25/66
(a)
.................... 1,889 1,869,800
Series 2026-NQM5, Class B1, 7.06%,
11/25/66
(a)
.................... 500 495,333
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF, (1-mo. CME Term SOFR at 0.35%
Floor + 0.46%), 4.19%, 03/25/35
(a) (b)
..... 627 590,828
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 .......... 456 418,368
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 6.95%,
01/25/70 ..................... 393 391,748
Series 2025-NQM5, Class A1, 5.03%,
09/25/70 ..................... 625 618,014
Series 2026-NQM3, Class A1, 5.26%,
04/27/71 ..................... 1,911 1,895,928
Series 2026-NQM3, Class B1, 6.74%,
04/27/71 ..................... 1,000 991,210
Series 2026-NQM4, Class A1, 5.50%,
06/25/61 ..................... 4,895 4,877,173
Impac Secured Assets Trust
(a)
Series 2006-1, Class 1A2B, (1-mo. CME
Term SOFR at 0.40% Floor/11.50% Cap +
0.51%), 4.24%, 05/25/36 .......... 190 165,552
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.18%,
11/25/36 ..................... 671 619,364
Imperial Fund Mortgage Trust, Series 2022-
NQM3, Class A3, 4.41%, 05/25/67
(a) (b)
.... 1,130 996,856
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 .... 710 450,173
IndyMac INDX Mortgage Loan Trust
(a)
Series 2005-AR23, Class 6A1, 3.62%,
11/25/35 ..................... 597 568,332
Series 2005-AR31, Class 2A1, 4.55%,
01/25/36 ..................... 918 913,938
Series 2006-AR15, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.08%, 07/25/36 ................ 462 464,241
J.P. Morgan Alternative Loan Trust, Series 2006-
S2, Class A5, 6.88%, 05/25/36
(c)
........ 2,257 2,049,109
J.P. Morgan Mortgage Trust
(a)(b)
Series 2019-9, Class B6, 3.73%, 05/25/50 . 2,269 1,324,158
Series 2021-INV5, Class B6, 3.00%, 12/25/51 1,405 700,970
Series 2022-LTV1, Class M1, 3.51%,
07/25/52 ..................... 600 403,713
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-VIS1, Class B2, 8.04%, 07/25/64 USD 532 $ 536,020
Series 2025-NQM3, Class A1, 5.50%,
11/25/65 ..................... 586 585,193
Series 2025-VIS1, Class A1, 5.49%, 08/25/55 101 100,705
Series 2025-VIS2, Class A1, 5.38%, 12/25/55 683 679,855
Series 2026-NQM2, Class A1, 5.15%,
09/25/66 ..................... 1,956 1,933,547
Series 2026-VIS1, Class B1, 6.40%, 06/25/66 500 490,240
Series 2026-VIS1, Class B2, 6.67%, 06/25/66 500 479,817
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 5.74%, 09/25/47
(a)
........... 716 1,075,418
MCM Trust
(e)
  0.00%, 09/25/31
(f)
................. 565 483,266
  2.50%, 09/25/31 ................. 847 815,602
MFA Trust
(b)
Series 2022-NQM1, Class M1, 4.28%,
12/25/66
(a)
.................... 500 440,063
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(c)
.................... 1,173 1,174,081
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(c)
.................... 655 650,574
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
.................... 237 236,155
Series 2026-INVR1, Class A1, 5.39%,
12/25/59
(a)
.................... 1,685 1,672,839
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2025-DSC2, Class A1, (30-day
Average SOFR + 0.00%), 5.44%, 07/25/70 779 776,256
Series 2025-NQM1, Class B1A, 6.94%,
11/25/69 ..................... 323 324,105
Series 2025-NQM5, Class A1, 5.44%,
07/25/70 ..................... 1,266 1,260,248
Series 2026-NQM4, Class A1, 5.07%,
03/25/71 ..................... 1,905 1,882,681
NCMF Trust, 8.72%, 06/10/33
(a) (b)
......... 206 205,684
New Residential Mortgage Loan Trust
(a)(b)
Series 2020-RPL1, Class B3, 3.82%,
11/25/59 ..................... 2,500 1,978,547
Series 2025-NQM1, Class B1, 6.92%,
01/25/65 ..................... 789 800,631
Series 2025-NQM1, Class B2, 7.00%,
01/25/65 ..................... 394 393,284
Series 2025-NQM4, Class A1, 5.35%,
07/25/65 ..................... 586 582,412
Series 2026-NQM1, Class A1, 4.82%,
11/25/65 ..................... 1,836 1,808,004
Series 2026-NQM3, Class B1, 6.37%,
02/25/66 ..................... 1,000 986,064
Series 2026-NQM5, Class A1, 5.18%,
04/25/66 ..................... 1,959 1,940,330
Series 2026-NQM6, Class A1, 5.29%,
05/25/66 ..................... 1,959 1,944,308
Nomura Resecuritization Trust, Series 2014-8R,
Class 1A2, 4.17%, 10/26/36
(a) (b)
........ 854 812,315
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a) (b)
..................... 865 855,583
NYMT Loan Trust, Series 2025-CP1, Class A1,
3.75%, 11/25/69
(a) (b)
................ 649 621,427
OBX Trust
(b)
Series 2026-NQM6, Class A1LC, 5.06%,
04/26/66
(c)
.................... 2,000 1,962,850
Series 2026-NQM7, Class A1, 5.22%,
04/25/66
(a)
.................... 976 970,392

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-NQM7, Class A1LC, 5.22%,
04/25/66
(c)
.................... USD 2,000 $ 1,965,184
PRKCM Trust
(a)(b)
Series 2026-AFC3, Class A1, 5.38%,
05/01/61 ..................... 1,979 1,967,127
Series 2026-AFC4, Class A1, 5.60%,
07/25/61 ..................... 5,000 4,993,869
PRPM LLC
(b)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55
(c)
.................... 1,000 961,815
Series 2026-RCF3, Class M2, 5.25%,
05/25/56
(a)
.................... 1,000 953,969
Series 2026-RCF4, Class A1, 5.25%,
06/25/56
(c)
.................... 360 357,143
Series 2026-RCF4, Class M2, 5.25%,
06/25/56
(c)
.................... 1,000 941,786
PRPM Trust
(b)
Series 2025-NQM5, Class A1A, 5.18%,
10/25/70
(c)
.................... 4,186 4,145,309
Series 2026-NQM1, Class A1, 5.13%,
02/25/71
(a)
.................... 1,848 1,827,756
Series 2026-NQM2, Class A1, 5.26%,
04/25/71
(a)
.................... 1,934 1,916,611
Series 2026-NQM3, Class B1, 7.27%,
07/25/71
(a)
.................... 1,000 993,154
RALI Trust
(a)
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.30%, 06/25/37 ................ 876 371,029
Series 2007-QO2, Class A1, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.99%, 02/25/47 ................ 1,162 335,405
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor/6.00% Cap +
0.66%), 4.39%, 01/25/37 .......... 772 584,507
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor/9.50% Cap + 0.51%), 4.24%,
09/25/35
(a) (b)
..................... 72 60,699
Residential Asset Securitization Trust
(a)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor/6.50% Cap +
0.66%), 4.39%, 07/25/36 .......... 2,612 427,761
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor/7.00% Cap +
0.36%), 4.09%, 07/25/36 .......... 572 87,214
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor/54.00% Cap +
53.08%), 23.29%, 07/25/36 ......... 460 311,236
Residential Mortgage Loan Trust
(a)(b)
Series 2019-2, Class B2, 6.04%, 05/25/59 . 1,000 974,960
Series 2019-3, Class B2, 5.66%, 09/25/59 . 1,000 980,097
Series 2021-1R, Class A1, 0.86%, 01/25/65 87 84,810
RFMSI Trust
(a)
Series 2005-SA3, Class 1A, 3.71%, 08/25/35 1,298 420,675
Series 2006-SA2, Class 2A1, 5.41%,
08/25/36 ..................... 84 54,801
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(a) (b)
......... 1,058 916,257
Santander Mortgage Asset Receivable Trust
(b)
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(c)
.................... 510 509,293
Series 2026-NQM4, Class A1, 5.49%,
05/25/66
(a)
.................... 1,976 1,966,302
Seasoned Loans Structured Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60 . 627 623,667
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2020-3, Class M1, 4.75%, 04/26/60 . USD 319 $ 316,566
Sequoia Mortgage Trust
(a)(b)
Series 2025-HYB1, Class A1A, 5.02%,
10/25/55 ..................... 6,722 6,620,908
Series 2026-HYB2, Class A1A, 4.63%,
07/25/56 ..................... 1,125 1,105,583
SG Residential Mortgage Trust
(b)
Series 2026-1, Class A1, 4.78%, 01/25/66
(a)
942 929,162
Series 2026-3, Class A1LC, 5.25%,
04/25/66
(c)
.................... 2,000 1,964,033
Series 2026-4, Class A1, 5.51%, 07/01/66
(a)
2,750 2,741,941
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH1, Class B2, 4.68%,
01/28/50
(a)
.................... 775 725,041
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(a)
.................... 1,771 1,743,467
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(c)
.................... 951 929,777
Verus Securitization Trust
(b)
Series 2024-2, Class B2, 8.67%, 02/25/69
(a)
500 504,289
Series 2025-1, Class B2, 7.33%, 01/25/70
(a)
1,000 1,002,822
Series 2025-11, Class B2, 7.22%, 11/25/70
(a)
700 698,520
Series 2025-12, Class B2, 7.09%, 12/25/70
(a)
1,000 993,459
Series 2025-2, Class B1, 6.97%, 03/25/70 . 500 501,329
Series 2026-2, Class A1LC, 4.75%,
02/25/71
(c)
.................... 1,115 1,086,594
Series 2026-5, Class B1, 6.70%, 05/25/71
(a)
1,000 993,503
Series 2026-R4, Class A1, 5.28%, 12/27/67
(a)
1,354 1,347,229
Series 2026-R4, Class B1, 6.76%, 12/27/67
(a)
300 297,279
Series 2026-R5, Class B1, 6.95%, 03/25/68
(a)
1,500 1,497,927
Visio Trust
(a)(b)
Series 2026-1, Class B1, 5.87%, 08/25/61 . 1,000 982,812
Series 2026-1, Class B2, 5.87%, 08/25/61 . 500 475,948
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 924 814,167
Series 2005-9, Class 5A1, 5.50%, 11/25/35 853 693,321
Series 2006-2, Class 2CB, 6.50%, 03/25/36 592 396,983
Series 2006-2, Class 3CB, 6.00%, 03/25/36 889 695,777
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,465 945,246
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.25%,
10/25/46
(a)
.................... 95 84,286
Series 2007-5, Class A3, 7.00%, 06/25/37 . 183 151,516
Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.70% Floor + 0.70%),
4.10%, 02/25/47
(a)
............... 549 511,366
Series 2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.25% Floor + 0.80%),
4.20%, 06/25/47
(a)
............... 1,294 1,094,573
Wells Fargo Alternative Loan Trust, Series
2007-PA1, Class A1, (1-mo. CME Term SOFR
at 0.32% Floor/7.00% Cap + 0.43%), 4.16%,
03/25/37
(a)
...................... 987 835,695
Western Alliance Bank
(a)(b)
Series 2021-CL2, Class M1, (30-day Average
SOFR at 0.00% Floor + 3.15%), 6.77%,
07/25/59 ..................... 390 409,345
Series 2021-CL2, Class M2, (30-day Average
SOFR at 0.00% Floor + 3.70%), 7.32%,
07/25/59 ..................... 558 594,044
194,552,248

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 26.8%
1211 Avenue of the Americas Trust, Series 2015-
1211, Class A1A2, 3.90%, 08/10/35
(b)
.... USD 370 $ 357,975
1301 Trust
(a)(b)
Series 2025-1301, Class A, 5.06%, 08/11/42 110 109,080
Series 2025-1301, Class F, 8.10%, 08/11/42 259 266,326
1345T
(a)(b)
Series 2025-AOA, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.28%,
06/15/42 ..................... 1,595 1,593,861
Series 2025-AOA, Class E, (1-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.18%,
06/15/42 ..................... 775 780,314
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.09%, 09/15/34
(a) (b)
237 235,667
425 Trust
(a)(b)
Series 2026-LEX, Class A, (1-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 5.35%,
07/15/43 ..................... 1,206 1,205,463
Series 2026-LEX, Class C, (1-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 6.38%,
07/15/43 ..................... 1,000 999,563
Series 2026-LEX, Class D, (1-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 7.18%,
07/15/43 ..................... 1,000 999,569
Series 2026-LEX, Class F, (1-mo. CME Term
SOFR at 5.85% Floor + 5.85%), 9.53%,
07/15/43 ..................... 1,070 1,069,556
ALA Trust
(a)(b)
Series 2025-OANA, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.42%, 06/15/40 ................ 1,396 1,401,235
Series 2025-OANA, Class D, (1-mo. CME
Term SOFR at 3.09% Floor + 3.09%),
6.77%, 06/15/40 ................ 216 216,667
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%, 05/15/53
(b)
750 614,647
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.37%, 07/15/41
(a) (b)
1,090 1,092,044
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 04/15/42
(a) (b)
................ 1,500 1,500,937
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/34
(a) (b)
..................... 1,060 1,062,981
Ashford Hospitality Trust
(a)(b)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
5.95%, 04/15/35 ................ 280 277,550
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
6.95%, 04/15/35 ................ 229 224,993
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.41%, 11/10/29 440 439,232
Series 2024-ATRM, Class E, 9.21%, 11/10/29 365 373,341
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.33%, 08/15/42 ................ 1,524 1,524,104
Series 2025-ATRM, Class F, (1-mo. CME
Term SOFR at 5.50% Floor + 5.50%),
9.18%, 08/15/42 ................ 210 210,780
Series 2025-ATRM, Class G, (1-mo. CME
Term SOFR at 6.75% Floor + 6.75%),
10.43%, 08/15/42 ............... 186 186,365
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 USD 420 $ 425,832
Series 2024-MAR, Class C, 7.52%, 12/10/41 525 537,700
Series 2024-MAR, Class D, 8.91%, 12/10/41 1,000 1,037,013
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2025-NASH, Class A, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.48%, 09/15/40 ................ 771 771,722
Series 2026-HRHB, Class A, 5.19%, 05/05/40 2,313 2,278,787
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.03%,
08/15/39 ..................... 305 305,937
Series 2025-ASHF, Class A, (1-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.53%, 02/15/42 ................ 360 360,703
BANK
Series 2021-BN33, Class A3, 2.02%,
05/15/64 ..................... 208 195,700
Series 2025-BNK51, Class A5, 5.29%,
12/25/67 ..................... 80 79,539
BANK5, Series 2024-5YR8, Class AS, 6.38%,
08/15/57
(a)
...................... 90 92,075
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.48%, 05/15/35
(a) (b)
.......... 829 828,682
Bayview Commercial Asset Trust
(a)(b)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.29%,
10/25/36 ..................... 308 298,848
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.18%,
12/25/36 ..................... 350 339,451
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.60%,
03/15/37
(a) (b)
................... 1,921 1,815,501
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 4.85%,
03/15/37
(a) (b)
................... 150 138,830
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(a)
.................... 650 664,861
Series 2024-5C27, Class A3, 6.01%, 07/15/57 45 45,968
Benchmark Mortgage Trust, Series 2018-B4,
Class ASB, 4.06%, 07/15/51
(a)
......... 38 37,962
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.32%,
11/15/41 ..................... 210 210,525
Series 2025-5MW, Class F, 9.83%, 10/10/42 550 575,876
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.18%,
11/15/42 ..................... 1,377 1,378,721
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.43%,
11/15/42 ..................... 50 50,125
BFLD Mortgage Trust, Series 2024-WRHS,
Class A, (1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.17%, 07/15/39
(a) (b)
..... 1,043 1,042,872
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.49%, 10/15/35
(a) (b)
................ 120 894
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.53%, 08/15/42
(a) (b)
1,500 1,501,896

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BIKE Pass-Through Trust
(a)(b)
Series 2026-BAND, Class A, (1-mo. CME
Term SOFR at 2.15% Floor + 2.15%),
5.83%, 07/15/43 ................ USD 700 $ 699,613
Series 2026-BAND, Class B, (1-mo. CME
Term SOFR at 4.15% Floor + 4.15%),
7.83%, 07/15/43 ................ 700 699,619
BLP Commercial Mortgage Trust, Series 2025-
IND2, Class A, (1-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.18%, 12/15/42
(a) (b)
1,000 1,001,562
BMP Commercial Mortgage Trust
(a)(b)
Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 06/15/41 ................ 6,055 6,060,677
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
7.07%, 06/15/41 ................ 150 150,174
BOCA Commercial Mortgage Trust, Series 2025-
BOCA, Class A, (1-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.28%, 12/15/42
(a) (b)
840 841,574
BOS Trust, Series 2026-LYRK, Class E, 7.78%,
05/11/41
(a) (b)
..................... 1,500 1,482,290
BPR Commercial Mortgage Trust
(a)(b)
Series 2024-PARK, Class D, 7.00%, 11/05/39 231 234,538
Series 2025-STAR, Class A, 4.95%, 11/05/42 860 846,091
Series 2025-STAR, Class C, 5.87%, 11/05/42 800 777,341
BRCK Trust
(a)(b)
Series 2025-830B, Class A, 4.80%, 12/10/42 536 527,534
Series 2025-830B, Class F, 8.13%, 12/10/42 350 352,140
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/42
(a) (b)
..................... 789 787,436
Bridge Commercial Mortgage Trust, Series
2026-MF, Class A, (1-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.93%, 06/15/39
(a) (b)
1,000 1,001,250
BWAY Mortgage Trust
(b)
Series 2013-1515, Class C, 3.45%, 03/10/33 250 230,699
Series 2013-1515, Class F, 3.93%, 03/10/33
(a)
150 131,658
BWAY Trust, Series 2025-1535, Class A, 6.31%,
05/05/42
(a) (b)
..................... 293 293,578
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
10/15/41 ..................... 1,698 1,702,524
Series 2024-AIR2, Class B, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.47%,
10/15/41 ..................... 480 480,939
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
08/15/41 ..................... 1,255 1,260,213
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
7.63%, 10/15/41 ................ 125 125,000
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39 ................ 379 380,092
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 05/15/41 ................ 240 240,219
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ..................... 868 868,830
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 7.41%,
02/15/39 ..................... 251 250,462
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 06/15/37 ................ USD 702 $ 701,579
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ..................... 677 678,533
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 6.82%,
02/15/39 ..................... 189 190,433
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.07%,
03/15/41 ..................... 441 441,252
Series 2025-BCAT, Class A, (1-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.06%, 08/15/42 ................ 1,062 1,063,770
Series 2025-BCAT, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.50%),
7.18%, 08/15/42 ................ 700 702,626
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
11/15/42 ..................... 5,068 5,080,440
Series 2025-JDI, Class E, (1-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 7.08%,
11/15/42 ..................... 984 989,102
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
03/15/45 ..................... 5,236 5,222,923
Series 2026-XL6, Class E, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 6.68%,
03/15/43 ..................... 1,356 1,365,650
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%, 12/09/41 71 64,199
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
04/15/37 ..................... 32 31,837
Series 2022-VAMF, Class F, (1-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
6.98%, 01/15/39 ................ 315 314,532
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.32%, 02/15/41 .... 735 734,999
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/41 ................ 2,215 2,220,395
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
7.37%, 04/15/41 ................ 207 208,517
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
06/15/41 ..................... 383 382,363
Series 2024-VLT4, Class F, (1-mo. CME Term
SOFR at 3.94% Floor + 3.94%), 7.61%,
06/15/41 ..................... 614 608,069
Series 2025-LIFE, Class A, 5.88%, 06/13/47 1,000 977,060
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/15/42 ..................... 1,044 1,044,652
Series 2025-ROIC, Class E, (1-mo. CME
Term SOFR at 2.94% Floor + 2.94%),
6.62%, 03/15/30 ................ 233 233,277
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 6.98%,
06/15/35 ..................... 142 141,330
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ..................... 1,565 1,562,074

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
12/15/44 ..................... USD 4,425 $ 4,413,932
Series 2025-VOLT, Class B, (1-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
5.78%, 12/15/44 ................ 1,000 1,000,311
Series 2026-CART, Class A, (1-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
4.73%, 02/15/36 ................ 2,267 2,258,494
Series 2026-CIP, Class E, (1-mo. CME Term
SOFR at 3.10% Floor + 3.10%), 6.78%,
05/15/38 ..................... 1,332 1,341,519
Series 2026-ORBT, Class A, (1-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.08%, 07/15/43 ................ 2,911 2,916,462
Series 2026-ORBT, Class E, (1-mo. CME
Term SOFR at 3.00% Floor + 3.00%),
6.68%, 07/15/43 ................ 1,592 1,596,979
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a) (b)
..................... 540 431,755
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.56%,
07/15/41
(a) (b)
..................... 340 340,008
CEDR Commercial Mortgage Trust, Series 2022-
SNAI, Class A, (1-mo. CME Term SOFR at
0.99% Floor + 0.99%), 4.66%, 02/15/39
(a) (b)
2,000 1,989,338
CENT, Series 2025-CITY, Class A, 4.92%,
07/10/40
(a) (b)
..................... 101 100,051
CFK Trust
(b)
Series 2019-FAX, Class D, 4.64%, 01/15/39
(a)
672 637,838
Series 2020-MF2, Class A, 2.39%, 03/15/39 2,000 1,888,099
Series 2020-MF2, Class B, 2.79%, 03/15/39 336 316,697
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class E, (1-mo. CME Term SOFR at
3.75% Floor + 3.75%), 7.43%, 10/15/37
(a) (b)
250 250,496
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term SOFR
at 3.34% Floor + 3.34%), 7.02%, 08/15/36
(a) (b)
115 114,763
Commercial Mortgage Trust
(b)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
.................... 1,130 1,136,322
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.52%, 06/15/41
(a)
............... 800 799,410
Series 2025-167G, Class A, 5.50%, 08/10/40 687 678,422
Series 2025-167G, Class E, 8.20%,
08/10/40
(a)
.................... 125 122,822
CONE Commercial Mortgage Trust, Series 2026-
ACD6, Class D, 8.11%, 07/15/43
(a) (b)
..... 1,000 983,868
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 08/15/41 ................ 1,318 1,311,822
Series 2024-DFW1, Class B, (1-mo. CME
Term SOFR at 2.29% Floor + 2.29%),
5.97%, 08/15/41 ................ 1,500 1,495,917
Series 2024-DFW1, Class C, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.37%, 08/15/41 ................ 250 249,581
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
7.56%, 08/15/41 ................ 80 80,000
CRSNT Trust, Series 2026-MOON, Class A,
(1-mo. CME Term SOFR at 1.35% Floor +
1.40%), 5.08%, 02/15/43
(a) (b)
.......... 1,500 1,500,469
CRSO Trust, 7.12%, 07/10/28
(b)
.......... 427 437,756
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.12%, 02/15/27
(a) (b) (e)
............... USD 480 $ 479,073
CSTL Commercial Mortgage Trust
(a)(b)
Series 2025-GATE2, Class D, 5.63%,
11/10/42 ..................... 1,100 1,085,747
Series 2026-GATE3, Class E, 6.34%,
02/10/43 ..................... 1,000 983,978
CVLR Trust, Series 2026-R3LX, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.23%, 06/15/43
(a) (b)
................ 1,063 1,057,702
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 11/15/42
(a) (b)
.......... 2,032 2,034,541
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a) (b)
..................... 246 245,747
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 5.42%, 04/15/37
(a) (b)
..... 605 604,811
DC Trust, Series 2024-HLTN, Class F, 10.31%,
04/13/40
(a) (b)
..................... 365 359,590
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.28%, 08/15/35
(a) (b)
................ 3,440 3,455,104
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.18%, 03/15/34 ................ 590 590,369
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
7.68%, 03/15/34 ................ 439 439,879
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.30%,
08/15/37 ..................... 3,330 3,339,366
ELM Trust
(a)(b)
Series 2024-ELM, Class A15, 5.80%,
06/10/39 ..................... 627 626,492
Series 2024-ELM, Class B15, 6.00%,
06/10/39 ..................... 125 124,867
Series 2024-ELM, Class E10, 7.79%,
06/10/39 ..................... 300 300,083
EQT Trust
(b)
Series 2024-EXTR, Class A, 5.33%, 07/05/41 787 789,949
Series 2026-IND1, Class E, (1-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 6.35%,
07/15/41
(a)
.................... 1,000 1,002,499
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%), 9.33%,
12/15/39
(a) (b)
..................... 300 303,423
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.93%,
02/15/41
(a) (b)
..................... 1,000 1,001,838
FS Trust, Series 2026-HULA, Class B, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.33%, 03/15/41
(a) (b)
................ 1,935 1,938,628
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2017-375H, Class C, 3.48%, 09/10/37 500 480,588
Series 2024-RVR, Class E, 7.47%, 08/10/41 420 411,448
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.32%,
11/25/41 ..................... 2,743 2,733,107
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 07/15/40
(a) (b)
................ 1,742 1,741,147

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.52%,
10/15/41 ..................... USD 497 $ 497,870
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.32%,
10/15/41 ..................... 172 173,461
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 6.87%, 05/15/37
(a) (b)
500 500,156
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 07/15/42
(a) (b)
.......... 607 608,517
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.38%, 04/15/41
(a) (b)
1,000 1,001,875
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.94%, 10/15/36
(a) (b)
.......... 373 369,899
HTL Commercial Mortgage Trust
(a)(b)
Series 2024-T53, Class A, 5.88%, 05/10/39 180 180,664
Series 2024-T53, Class E, 10.26%, 05/10/39 365 367,847
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a) (b)
..... 208 191,139
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class B, 5.17%, 11/05/37
(a) (b)
451 445,890
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 11/15/41
(a) (b)
.......... 600 594,375
IP Mortgage Trust, Series 2025-IP, Class A,
5.25%, 06/10/42
(a) (b)
................ 75 74,925
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2022-OPO, Class D, 3.45%, 01/05/39 350 264,600
Series 2024-IGLG, Class A, 5.17%, 11/09/39 810 809,100
Series 2024-IGLG, Class D, 6.48%, 11/09/39 190 188,835
Series 2024-IGLG, Class E, 7.25%, 11/09/39 300 297,962
Series 2024-IGLG, Class F, 8.22%, 11/09/39 300 297,138
Series 2024-OMNI, Class A, 5.80%, 10/05/39 425 427,014
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.37%, 03/15/40 ................ 134 133,766
Series 2026-FUN, Class A, (1-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.33%,
06/15/39 ..................... 1,800 1,802,251
JPMF1 Multifamily Mortgage Trust, Series 2026-
FX1, Class A3, 5.31%, 05/15/59 ........ 7,008 7,022,105
KELR Trust, Series 2026-MF, Class E, (1-mo.
CME Term SOFR at 2.80% Floor + 2.80%),
6.45%, 08/15/43
(a) (b)
................ 1,000 1,000,000
KRE Commercial Mortgage Trust
(a)(b)
Series 2025-AIP4, Class A, (1-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.98%,
03/15/42 ..................... 1,165 1,162,617
Series 2026-ICNA, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.53%,
05/15/43 ..................... 1,000 1,001,236
KSL Commercial Mortgage Trust, Series 2026-
HT3, Class A, (1-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.18%, 06/15/43
(a) (b)
1,583 1,585,966
KSL Trust
(a)(b)
  (1-mo. SOFR FWD + 1.89%), 5.57%,
06/15/30 ..................... 1,223 1,225,278
  (1-mo. SOFR FWD + 4.09%), 7.77%,
06/15/30 ..................... 184 184,552
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/41 ..................... USD 284 $ 284,343
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.32%,
10/15/41 ..................... 302 303,058
Series 2026-LBA6, Class E, (1-mo. CME
Term SOFR at 2.90% Floor + 2.90%),
6.55%, 07/15/43 ................ 2,000 2,000,000
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.87%, 10/13/33
(a) (b)
................ 1,055 1,047,089
LEX Trust
(a)(b)
Series 2026-450, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
03/15/43 ..................... 1,318 1,319,647
Series 2026-450, Class E, (1-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 7.38%,
03/15/43 ..................... 1,500 1,486,248
LQR Trust, Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor + 3.95%),
7.63%, 01/15/43
(a) (b)
................ 250 249,997
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.37%, 08/15/40
(a) (b)
................ 128 128,334
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.38%, 10/15/40
(a) (b)
................ 1,000 998,423
MAD Commercial Mortgage Trust
(a)(b)
Series 2025-11MD, Class C, 5.63%, 10/15/42 420 418,142
Series 2025-11MD, Class E, 7.33%, 10/15/42 450 447,248
MAIN Trust
(a)(b)
Series 2026-OLAS, Class A, (1-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.38%, 01/15/41 ................ 692 691,996
Series 2026-OLAS, Class F, (1-mo. CME
Term SOFR at 5.25% Floor + 5.25%),
8.93%, 01/15/41 ................ 700 699,990
Manhattan West Mortgage Trust, Series 2026-
2MW, Class A, 5.32%, 06/10/48
(a) (b)
...... 1,000 987,005
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.47%,
12/15/41
(a)
.................... 266 266,541
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.44%,
02/15/37
(a)
.................... 576 576,060
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 8.33%,
02/15/37
(a)
.................... 229 227,286
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 114,896
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%), 4.75%,
12/15/34
(a) (b)
..................... 570 567,239
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class E, (1-mo. CME Term SOFR at
3.50% Floor + 3.50%), 7.18%, 09/15/40
(a) (b)
250 250,781
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................ 360 377,426
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 628 638,827
MLTI Trust
(a)(b)
Series 2026-MLTI, Class A2, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.33%, 06/15/39 ................ 1,000 998,912

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-SF75, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
03/15/36 ..................... USD 546 $ 546,341
Series 2026-SF75, Class F, (1-mo. CME Term
SOFR at 4.00% Floor + 4.00%), 7.68%,
03/15/36 ..................... 1,000 999,210
Morgan Stanley Capital I Trust
(b)
Series 2018-MP, Class A, 4.28%, 07/11/40
(a)
150 141,216
Series 2019-H6, Class D, 3.00%, 06/15/52 460 382,376
MTN Commercial Mortgage Trust, Series 2026-
LPFX, Class A, 4.99%, 05/15/43
(a) (b)
..... 1,745 1,727,964
NCMF Trust
(a)(b)
Series 2025-MFS, Class B, 5.51%, 06/10/33 1,357 1,353,549
Series 2025-MFS, Class E, 7.53%, 06/10/33 675 673,544
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a) (b)
1,075 1,077,687
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ..................... 1,350 1,354,219
Series 2025-28L, Class A, 4.67%, 11/05/38 314 310,681
Series 2025-300P, Class D, 6.16%, 07/13/42 500 490,697
Series 2026-1325, Class A, 5.33%, 05/09/41 3,000 2,947,494
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.67%,
08/15/29 ..................... 295 295,587
Series 2025-77C, Class A, 4.79%, 01/10/36 970 952,990
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 1,072 987,228
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 415 390,191
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
4.74%, 01/15/36 ................ 175 169,603
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.04%, 01/15/36 ................ 100 94,500
ONNI Commercial Mortgage Trust, Series 2024-
APT, Class A, 5.57%, 07/15/39
(a) (b)
...... 490 491,289
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a) (b)
................ 400 400,500
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.57%, 06/15/39
(a) (b)
................ 380 379,881
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 9.79%, 07/15/38
(a) (b)
300 39,672
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.83%, 03/15/43
(a) (b)
1,000 1,003,127
PRM8 Trust
(a)(b)
Series 2026-PRM8, Class A, 4.58%, 05/10/41 2,140 2,101,933
Series 2026-PRM8, Class D, 5.69%, 05/10/41 1,158 1,134,100
Series 2026-PRM8, Class E, 6.32%, 05/10/41 2,000 1,958,879
PSA Trust, Series 2026-STOR, Class A, 1.00%,
08/15/31
(a) (b)
..................... 3,599 3,599,000
RWC Commercial Mortgage Trust, Series 2026-
1, Class A, 5.62%, 07/25/41
(b) (e)
........ 5,000 4,999,893
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-DLFN, Class E, (1-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
6.63%, 03/15/35 ................ 125 125,391
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-MFP2, Class E, (1-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.30%, 08/15/41 ................ USD 1,000 $ 1,000,000
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 04/15/41
(a) (b)
.......... 500 501,396
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 09/15/42
(a) (b)
................ 1,000 1,001,873
SCOTT Trust, Series 2023-SFS, Class A, 5.91%,
03/10/40
(b)
...................... 365 368,871
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.12%, 04/15/42
(a) (b)
................ 492 492,095
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.63%, 10/15/41
(a) (b)
................ 420 420,656
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.77%, 02/15/39
(a) (b)
....... 1,077 1,055,174
SLG Office Trust
(a)(b)
Series 2026-OMA, Class E, 6.96%, 04/15/41 2,000 1,974,744
Series 2026-OMA, Class F, 7.92%, 04/15/41 500 495,686
SMRT, Series 2022-MINI, Class B, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%), 5.03%,
01/15/39
(a) (b)
..................... 850 849,734
STDIO Commercial Mortgage Trust, Series
2025-RLGH, Class A, 5.54%, 09/15/38
(a) (b)
. 500 492,184
SWCH Commercial Mortgage Trust, Series
2025-DATA, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/42
(a) (b)
..................... 2,600 2,580,564
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.33%, 11/15/42 ................ 2,954 2,943,502
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
5.93%, 11/15/42 ................ 400 398,104
VCC Trust
(b)(c)
Series 2025-MC1, Class A1, 8.16%, 05/25/55 471 468,253
Series 2026-MC2, Class A1, 7.60%, 06/25/56 984 980,521
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.22%, 07/10/36
(a)
248 245,393
Series 2024-TI, Class A, 5.52%, 11/10/39 . 170 169,608
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M4, 3.68%, 10/25/49
(a)
795 703,000
Series 2019-3, Class M6, 6.03%, 10/25/49
(a)
775 643,376
Series 2020-1, Class M4, 3.54%, 02/25/50
(a)
401 311,978
Series 2021-1, Class M6, 5.03%, 05/25/51
(a)
1,090 800,584
Series 2021-2, Class M5, 4.01%, 08/25/51
(a)
417 310,923
Series 2021-3, Class M4, 3.48%, 10/25/51
(a)
961 778,757
Series 2021-4, Class M5, 5.68%, 12/26/51
(a)
1,583 1,263,921
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
1,006 824,364
Series 2022-3, Class M4, 6.49%, 06/25/52
(a)
1,756 1,644,705
Series 2024-2, Class M5, 10.70%, 04/25/54
(a)
233 235,466
Series 2024-5, Class M4, 9.47%, 10/25/54 . 710 701,256
Series 2024-6, Class M4, 9.67%, 12/25/54
(a)
496 494,961
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
941 940,614
Series 2025-1, Class M4, 10.15%, 02/25/55 346 345,546
Series 2025-3, Class A, 5.87%, 06/25/55
(a)
. 394 392,641
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
1,244 1,232,485
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(c)
.................... 1,421 1,423,807
Series 2026-1, Class A, 5.10%, 02/25/56
(a)
. 929 909,595
Series 2026-1, Class M3, 6.26%, 02/25/56
(a)
497 483,370
Series 2026-1, Class M4, 8.48%, 02/25/56
(a)
249 241,379

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-2, Class A, 5.45%, 05/25/56
(a)
. USD 1,258 $ 1,244,123
Series 2026-2, Class M3, 6.67%, 05/25/56
(a)
1,988 1,965,302
Series 2026-3, Class M4, 9.05%, 07/25/56
(a)
717 714,243
VTR Commercial Mortgage Trust
(a)(b)
Series 2025-STEM, Class A, 5.03%, 10/13/39 892 871,896
Series 2025-STEM, Class D, 6.49%, 10/13/39 381 370,023
Wells Fargo Commercial Mortgage Trust
(b)
Series 2018-1745, Class A, 3.75%, 06/15/36
(a)
700 656,161
Series 2018-AUS, Class A, 4.06%, 08/17/36
(a)
620 604,712
Series 2024-1CHI, Class A, 5.31%, 07/15/35
(a)
216 215,946
Series 2024-BPRC, Class B, 6.22%, 07/15/43 200 199,975
Series 2024-BPRC, Class C, 6.43%, 07/15/43 200 196,293
Series 2024-BPRC, Class D, 7.08%, 07/15/43 200 196,042
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................ 339 336,610
WHARF Commercial Mortgage Trust, Series
2025-DC, Class E, 7.72%, 07/15/40
(a) (b)
... 353 353,448
240,330,170
Interest Only Collateralized Mortgage Obligations — 0.0%
(a)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00%
Floor/6.60% Cap + 6.49%), 2.76%, 02/25/37 750 110,097
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at 0.00%
Floor/6.70% Cap + 6.59%), 2.86%, 05/25/37 3,696 310,451
Wells Fargo Alternative Loan Trust, Series
2007-PA1, Class A2, (1-mo. CME Term SOFR
at 0.00% Floor/6.68% Cap + 6.57%), 2.84%,
03/25/37 ....................... 987 94,676
515,224
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
BANK, Series 2017-BNK9, Class XA, 0.70%,
11/15/54 ........................ 2,766 19,027
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.59%, 04/15/53 2,852 104,053
Series 2020-C7, Class XB, 0.96%, 04/15/53 1,000 32,512
Series 2023-C20, Class XA, 0.86%, 07/15/56 11,823 492,345
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.51%, 03/15/53 15,395 235,000
Series 2023-V3, Class XA, 0.81%, 07/15/56 19,968 254,910
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
... 3,975 117,595
CSAIL Commercial Mortgage Trust, Series 2018-
C14, Class XA, 0.51%, 11/15/51 ........ 1,011 8,909
MIRA Trust, Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)
...................... 28,000 41,925
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ....... 2,983 107,995
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.14%, 11/15/50 .... 3,372 30,486
1,444,757
Total Non-Agency Mortgage-Backed Securities — 48 .7%
(Cost: $ 442,581,536 ) .............................. 436,842,399
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp.
Series 432 , Class GA , 4.00% , 04/25/27 ... 8,653 8,619,417
Series 5544 , Class HV , 5.00% , 05/25/36 .. 202 200,208
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, STRIPS , Series 454 , Class DA ,
4.00% , 05/25/27 .................. 1,668 1,660,370
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp. REMIC
Variable Rate Notes
(a)
Series 5491 , Class FA , (30-day Average
SOFR at 1.30% Floor/6.50% Cap +
1.30%), 4.92% , 01/25/55 .......... USD 392 $ 395,726
Series 5518 , Class FC , (30-day Average
SOFR at 1.32% Floor/6.50% Cap +
1.32%), 4.94% , 03/25/55 .......... 445 449,685
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2411 , Class FJ , (30-day Average
SOFR at 0.35% Floor/9.00% Cap +
0.46%), 4.09% , 12/15/29 .......... 1 730
Series 5458 , Class FB , (30-day Average
SOFR at 1.15% Floor/6.50% Cap +
1.15%), 4.77% , 10/25/54 .......... 698 701,652
Federal National Mortgage Association
Series 2025-33 , Class DV , 5.50% , 04/25/36 666 676,243
Series 2025-40 , Class EV , 5.00% , 06/25/36 211 211,253
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2018-32 , Class PS , (-1.17 x 30-day
Average SOFR at 0.00% Floor/7.23% Cap
+ 7.10%), 2.88% , 05/25/48 ......... 122 98,426
Series 2025-2 , Class FG , (30-day Average
SOFR at 1.45% Floor/6.50% Cap +
1.45%), 5.07% , 02/25/55 .......... 257 258,097
Series 2025-35 , Class FJ , (30-day Average
SOFR at 1.60% Floor/6.50% Cap +
1.60%), 5.22% , 05/25/55 .......... 313 318,550
13,590,357
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................ 288 271,343
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 . 113 107,157
378,500
Interest Only Collateralized Mortgage Obligations — 4.7%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 ... 778 151,177
Series 5119 , Class IC , 4.00% , 06/25/51 ... 3,214 644,619
Series 5149 , Class IT , 3.00% , 10/25/51 ... 18,319 2,539,864
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 358 41,486
Series 2020-27 , Class IJ , 4.50% , 05/25/50 . 4,794 887,060
Series 2021-23 , Class CI , 3.50% , 07/25/46 451 78,961
Series 2021-41 , 3.50% , 07/25/51 ....... 539 94,308
Series 2024-7 , Class IA , 3.50% , 11/25/49 . 17,406 2,153,119
Series 427 , Class C21 , 2.00% , 03/25/50 .. 1,062 132,590
Series 435 , Class C24 , 2.00% , 04/25/52 .. 242 30,044
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ...... 1,809 333,154
Series 2020-151 , Class MI , 2.50% , 10/20/50 3,481 507,275
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 14,114 2,441,548
Series 2021-64 , Class IH , 3.00% , 02/20/51 16,181 2,516,659
Series 2021-78 , Class IU , 3.50% , 05/20/51 9,723 1,573,802
Series 2021-87 , Class NI , 3.00% , 05/20/51 2,279 394,877
Series 2021-91 , Class AI , 3.50% , 05/20/51 15,460 2,810,790
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 16,897 2,952,263
Series 2021-104 , Class IH , 3.00% , 06/20/51 878 145,369
Series 2021-117 , Class IY , 5.00% , 07/20/51 13,533 2,685,560
Series 2021-149 , Class KI , 3.00% , 08/20/51 75 12,282
Series 2021-193 , Class IA , 3.00% , 11/20/51 4,359 728,246

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2022-5 , Class LI , 3.50% , 01/20/52 . USD 57 $ 10,252
Series 2022-78 , Class D , 3.00% , 08/20/51 . 490 84,414
Series 2022-88 , Class IA , 3.00% , 08/20/50 23,824 4,033,163
Series 2022-159 , Class AI , 4.00% , 11/20/50 12,704 2,274,312
Series 2023-166 , Class BI , 4.00% , 07/20/50 27,054 5,485,820
Series 2024-146 , 5.50% , 09/20/54 ...... 9,943 2,244,989
Series 2024-180 , Class IE , 6.50% , 11/20/54 180 41,072
Series 2025-174 , Class IH , 5.50% , 05/20/54 191 37,540
Series 2025-178 , Class SA , (-1.00 x 30-day
Average SOFR at 0.00% Floor/5.40% Cap
+ 5.40%), 1.78% , 10/20/55
(a)
........ 842 38,758
Series 2025-214 , Class DI , 5.50% , 12/20/55 1,733 368,997
Series 2026-8 , Class NI , 6.00% , 01/20/56 . 685 159,290
Series 2026-12 , Class KI , 5.50% , 01/20/56 293 58,593
Series 2026-51 , Class GI , 5.50% , 03/20/56 13,199 2,882,995
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2024-6 , Class ES , (-1.00 x 30-day
Average SOFR at 0.00% Floor/6.05% Cap
+ 6.05%), 2.43% , 07/20/53 ......... 5,394 327,169
Series 2024-126 , Class S , (-1.00 x 30-day
Average SOFR at 0.00% Floor/5.25% Cap
+ 5.25%), 1.63% , 08/20/54 ......... 868 32,020
Series 2026-51 , Class S , (-1.00 x 30-day
Average SOFR at 0.00% Floor/5.65% Cap
+ 5.65%), 2.03% , 03/20/56 ......... 2,452 119,443
42,053,880
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K110 , Class X1 , 1.63% , 04/25/30 .. 4,901 240,608
Series KPLB2 , Class X , 0.26% , 06/25/33 .. 16,982 307,483
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ...... 6,552 296,104
Series 2020-43 , 1.24% , 11/16/61 ....... 1,592 117,795
961,990
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 1.9%
Uniform Mortgage-Backed Securities
(g)
3.00% , 08/25/56 .................. USD 4,134 $ 3,523,749
3.50% , 08/25/56 .................. 1,483 1,315,410
4.00% , 08/25/56 .................. 12,776 11,661,893
5.00% , 08/25/56 .................. 664 640,737
17,141,789
Principal Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(f)
................. 1,238 1,069,014
Total U.S. Government Sponsored Agency Securities — 8 .4%
(Cost: $ 74,132,264 ) ............................... 75,195,530
Total Long-Term Investments — 95.2%
(Cost: $ 856,350,866 ) .............................. 853,615,957
Shares
Shares
Short-Term Securities
Money Market Funds — 6.6%
Dreyfus Treasury Securities Cash Management ,
3.56%
(h)
........................ 59,007,982 59,007,982
Total Short-Term Securities — 6 .6%
(Cost: $ 59,007,982 ) ............................... 59,007,982
Total Investments Before Options Written — 101 .8%
(Cost: $ 915,358,848 ) .............................. 912,623,939
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (326,259) ) .................... (481,648)
Total Investments Net of Options Written — 101 .7%
(Cost: $ 915,032,589 ) .............................. 912,142,291
Liabilities in Excess of Other Assets — (1.7) % ............. (15,061,782)
Net Assets — 100.0% ...............................
$ 897,080,509
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Zero-coupon bond.
(g)
Represents or includes a TBA transaction.
(h)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 492 09/21/26 $ 53,244 $ (407,180)
U.S. Treasury 10-Year Ultra Note ............................................... 63 09/21/26 6,928 (111,785)
U.S. Treasury Long Bond ..................................................... 144 09/21/26 15,642 (437,281)
U.S. Treasury 2-Year Note .................................................... 810 09/30/26 166,613 (374,687)
U.S. Treasury 5-Year Note .................................................... 1,070 09/30/26 113,545 (782,260)
(2,113,193)
Short Contracts
U.S. Treasury Ultra Bond ..................................................... 2 09/21/26 220 7,678
$ (2,105,515)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.81% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 09/14/26 3 .81 % USD 6,145 $ (2,792)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual Barclays Bank plc 09/14/26 3 .60 USD 21,221 (227,277)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.81% Annual
Morgan Stanley & Co.
International plc 09/14/26 3 .81 USD 6,145 (251,579)
(478,856)
$ (481,648)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.49% Annual 1-day SOFR Annual 08/11/27 USD 1,930 $ 19,061 $ (6,636) $ 25,697
3.40% Annual 1-day SOFR Annual 08/11/29 USD 3,700 93,684 (30,444) 124,128
3.43% Annual 1-day SOFR Annual 08/11/30 USD 6,410 193,828 (65,276) 259,104
3.44% Annual 1-day SOFR Annual 08/11/30 USD 1,660 49,691 (16,415) 66,106
3.36% Annual 1-day SOFR Annual 10/09/30 USD 2,500 82,354 (27,827) 110,181
3.78% Annual 1-day SOFR Annual 02/05/34 USD 1,700 47,124 — 47,124
$ 485,742 $ (146,598) $ 632,340
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .62%

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Securitized Income Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 341,536,944 $ — $ 341,536,944
Floating Rate Loan Interests ................................. — 41,084 — 41,084
Non-Agency Mortgage-Backed Securities ........................ — 430,064,565 6,777,834 436,842,399
U.S. Government Sponsored Agency Securities .................... — 75,195,530 — 75,195,530
Short-Term Securities
Money Market Funds ...................................... 59,007,982 — — 59,007,982
Unfunded Floating Rate Loan Interests
(a)
........................... — 404 — 404
$ 59,007,982 $ 846,838,527 $ 6,777,834 $ 912,624,343
Derivative Financial Instruments
(b)
Assets
Interest rate contracts ....................................... $ 7,678 $ 632,340 $ — $ 640,018
Liabilities
Interest rate contracts ....................................... (2,113,193) (481,648) — (2,594,841)
$ (2,105,515) $ 150,692 $ — $ (1,954,823)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities